Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 5,070,055	$ 4,569,517
Margin cash	167,466	132,461
Trade accounts receivable	3,392,036	3,390,856
Inventories	5,471,831	5,101,230
Biological assets	1,590,004	1,712,153
Recoverable taxes	672,629	919,120
Derivative assets	91,701	87,795
Other current assets	365,285	323,194
TOTAL CURRENT ASSETS	16,821,007	16,236,326
NON-CURRENT ASSETS
Recoverable taxes	1,536,543	1,744,275
Biological assets	527,352	531,477
Related party receivables	108,388	118,554
Deferred income taxes	444,200	774,861
Derivative assets		81,940
Other non-current assets	325,374	319,226
TOTAL OTHER NON-CURRENT ASSETS	2,941,857	3,570,333
Investments in equity-accounted investees	44,511	56,601
Property, plant and equipment	12,371,130	12,918,249
Right of use assets	1,630,738	1,705,710
Intangible assets	1,930,448	1,985,595
Goodwill	5,848,322	6,105,020
TOTAL NON-CURRENT ASSETS	24,767,006	26,341,508
TOTAL ASSETS	41,588,013	42,577,834
CURRENT LIABILITIES
Trade accounts payable	4,684,804	5,257,053
Supply chain finance	1,115,967	948,066
Loans and financing	1,857,767	891,570
Income taxes	166,781	83,247
Other taxes payable	134,278	144,002
Payroll and social charges	1,461,445	1,297,181
Lease liabilities	346,205	352,627
Dividends payable	814,414	400
Provisions for legal proceedings	210,057	197,440
Derivative liabilities	101,572	144,251
Other current liabilities	558,196	581,123
TOTAL CURRENT LIABILITIES	11,451,486	9,896,960
NON-CURRENT LIABILITIES
Loans and financings	17,100,270	19,107,567
Income and other taxes payable	85,906	94,368
Payroll and social charges	409,582	490,503
Lease liabilities	1,425,422	1,488,600
Deferred income taxes	1,234,721	1,360,257
Provisions for legal proceedings	271,256	315,953
Derivative liabilities	38,803
Other non-current liabilities	90,173	115,840
TOTAL NON-CURRENT LIABILITIES	20,656,133	22,973,088
EQUITY
Share capital - common shares	13,177,841	13,177,841
Capital reserve	(177,620)	(186,009)
Other reserves	(37,234)	(36,413)
Profit reserves	3,623,632	3,623,632
Accumulated other comprehensive loss	(8,590,084)	(7,554,007)
Retained profit	554,857
Attributable to company shareholders	8,551,392	9,025,044
Attributable to non-controlling interest	929,002	682,742
TOTAL EQUITY	9,480,394	9,707,786
TOTAL LIABILITIES AND EQUITY	$ 41,588,013	$ 42,577,834